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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9.30.2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28-14424
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko          New York, NY       10/20/2011
   -------------------------------    -----------------   ------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 32
                                        --------------------

Form 13F Information Table Value Total: 784221
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                    inftable

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
CURRENCYSHARES EURO TRUST      Equity           23130C108    20021   150000 SH  CALL Sole                   150000
INDUSTRIAL SELECT SECT SPDR    Equity           81369Y704    17532   600000 SH  CALL Sole                   600000
INDUSTRIAL SELECT SECT SPDR    Equity           81369Y704     9935   340000 SH  CALL Sole                   340000
INDUSTRIAL SELECT SECT SPDR    Equity           81369Y704    32142  1100000 SH  CALL Sole                  1100000
IPATH S&P 500 VIX S/T FU ETN   Equity           06740C261     6404   120000 SH  CALL Sole                   120000
ISHARES MSCI EMERGING MKT IN   Equity           464287234    15442   440000 SH  CALL Sole                   440000
ISHARES MSCI EMERGING MKT IN   Equity           464287234     7019   200000 SH  CALL Sole                   200000
ISHARES MSCI EMERGING MKT IN   Equity           464287234    11932   340000 SH  CALL Sole                   340000
ISHARES MSCI EMERGING MKT IN   Equity           464287234     3860   110000 SH  CALL Sole                   110000
ISHARES SILVER TRUST           Equity           46428Q109    14455   500000 SH  CALL Sole                   500000
ISHARES SILVER TRUST           Equity           46428Q109     2891   100000 SH  CALL Sole                   100000
ISHARES SILVER TRUST           Equity           46428Q109     5782   200000 SH  CALL Sole                   200000
ISHARES SILVER TRUST           Equity           46428Q109    13010   450000 SH  CALL Sole                   450000
ISHARES TR RUSSELL 2000        Equity           464287655    22505   350000 SH  CALL Sole                   350000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    16272   310000 SH  CALL Sole                   310000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104     7874   150000 SH  CALL Sole                   150000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    52490  1000000 SH  CALL Sole                  1000000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104     7874   150000 SH  CALL Sole                   150000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104     6299   120000 SH  CALL Sole                   120000
PROSHARES ULTRASHORT 20+Y TR   Equity           74347R297     6998   360000 SH  CALL Sole                   360000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    54595   482500 SH       Sole                            482500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    33945   300000 SH  CALL Sole                   200000            100000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    72077   637000 SH  CALL Sole                   500000            137000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    22630   200000 SH  CALL Sole                   200000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103   124465  1100000 SH  CALL Sole                  1100000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    33945   300000 SH  CALL Sole                   300000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    79205   700000 SH  CALL Sole                   700000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    22630   200000 SH  CALL Sole                   200000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    18839   166500 SH  PUT  Sole                            166500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    16973   150000 SH  PUT  Sole                            150000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    18783   166000 SH  PUT  Sole                            166000
UNITED STATES OIL FUND LP      Equity           91232N108     5397   177000 SH  CALL Sole                   177000